Accounts Receivable	3 Months Ended
Jun. 30, 2012
Receivables [Abstract]
Accounts Receivable

4.	Accounts Receivable
Accounts receivable consist of the following:
	Carrying Value June 30, 2012 $	Carrying Value December 31, 2011 $
Trade accounts receivable	475,763	21,302
Due from related party	-	-
Less: Allowance for doubtful accounts	-	-

	475,763	21,302